S000076295 [Member] Investment Risks - Bridge Builder Tax Managed Small/Mid Cap Fund	Jun. 30, 2025
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Equity Securities Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions, and/or economic conditions.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Active Management Risk. A significant portion of the Fund is actively managed with discretion and may underperform market indices, including relevant benchmark indices, or other mutual funds with similar investment objectives. In addition, to the extent that a Sub-adviser’s investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund, the Fund can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends.

Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Smaller Company Risk. Investments in smaller capitalization companies (including mid-capitalization and small-capitalization companies) may have greater risks, as these companies may have less operating history, narrower product or customer markets, and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.

Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Taxation Risk. The Fund is managed to seek to minimize tax consequences to shareholders, but there is no guarantee that the Fund will be able to operate without incurring taxable income and gains to shareholders. The Fund will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. During certain market conditions, such as lower volatility periods and periods of strong economic growth, the Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of the Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time. Tax loss harvesting may also increase the Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit the Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

Overlay Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Overlay Manager Risk. The Fund implements the investment recommendations of its Sub-advisers through the use of an overlay manager appointed by the Adviser. Pursuant to direction from the Adviser, the overlay manager has limited authority to vary from the models. The Fund is subject to the risk that the performance of a portion of the Fund allocated to a particular Sub-adviser may deviate from the performance of that Sub-adviser’s model portfolio or the performance of other proprietary or client accounts over which that Sub-adviser retains trading authority. The overlay manager’s variation from the Sub-adviser’s model portfolio may contribute to performance deviations, including under performance.

American Depositary Receipts or Global Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. securities they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Counterparty Risk. When the Fund enters into an investment contract, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Currency Risk. Certain securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates will affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,”

means that a stronger U.S. dollar will reduce returns on foreign currency dominated securities for U.S. investors while a weak U.S. dollar will increase those returns.
The Fund does not seek to hedge its currency risk. Accordingly, the Fund may experience losses (or gains) that would not have been experienced had the risk been hedged, due to declines (or increases) in the value of foreign currencies in relation to the U.S. dollar. In addition, although a Sub-adviser may consider currency risks as part of its investment process, its judgments in this regard may not always be correct.

Direct Indexing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Direct Indexing Risk. Because the portion of the Fund allocated to Parametric is managed so that its total return closely corresponds with that of the Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Growth Index and Russell 2000® Value Index, the Fund faces a risk of poor performance if any such index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise any such index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in any such index.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Foreign Securities Risk. The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency risk, political and economic instability, terrorism, armed conflicts and other geopolitical events, additional or fewer government regulations, the imposition of tariffs and other restrictions on trade or economic sanctions, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors, and less stringent regulation of securities markets. Geopolitical or other events such as nationalization or expropriation could cause the loss of the Fund’s entire investment in one or more countries. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Growth Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Growth Style Risk. The Fund is managed partially in a growth investment style. Growth stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Growth stocks are stocks of companies expected to increase revenues and earnings at a faster rate than their peers.

Investment Company and Exchange Traded Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Investment Company and Exchange-Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

Issuer Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

Larger Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities, or prevent the Fund from selling securities at desirable times or prices.

Multi Manager and Multi Style Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub-advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. In addition, a Sub-adviser may implement its model portfolio for its other accounts prior to submitting its model to the overlay manager appointed by the Adviser for the Fund, or after submitting its model portfolio to the overlay manager but before the overlay manager has had an opportunity to place some or all of the trades necessary for the Fund to implement the model portfolio. In these circumstances, trades placed by the overlay manager pursuant to a model portfolio may be subject to price movements that result in the Fund receiving prices that are different from the prices obtained by the Sub-adviser for its other accounts, including less favorable prices.

Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Redemption Risk. The Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Large redemptions of the Fund’s shares may force the Fund to sell securities at times when it would not otherwise do so and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Regulatory and Judicial Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Regulatory and Judicial Risk. The regulation of security transactions in the United States is a rapidly changing area of law. Securities markets are subject to legislative, regulatory, and judicial actions which could have a substantial adverse effect on the Fund’s performance.

Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Sector Focus Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more diversified across numerous sectors.

●
Industrials Sector Risk. From time to time, the Fund may focus its investments in the industrials sector. The industrials sector predominantly consists of the capital goods, transportation and commercial services industries. These areas of the economy can be more cyclically sensitive, given the dependence on capital expenditure company spending. For instance, in a cyclical downturn companies may decrease their planned spending on machinery, building products and electrical equipment leading industrials companies to incur losses.

Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Value Style Risk. Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Value stocks are believed to be undervalued relative to their projected underlying profitability.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●
Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.